Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Fair value hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	4,657	4,413
Changes in fair value used for calculating hedge ineffectiveness	£ (417)	£ (35)
Fair value hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	710	672
Changes in fair value used for calculating hedge ineffectiveness	£ 11	£ (52)
Cash flow hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	1,247	0
Changes in fair value used for calculating hedge ineffectiveness	£ (5)	£ 0
Cash flow hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	1,825	1,751
Changes in fair value used for calculating hedge ineffectiveness	£ 60	£ 69
Cash flow hedges | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	3,695	3,573
Changes in fair value used for calculating hedge ineffectiveness	£ (2)	£ 49
Net investment hedges (derivative related) | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	6,407	6,120
Changes in fair value used for calculating hedge ineffectiveness	£ (208)	£ (27)
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	389	368
Changes in fair value used for calculating hedge ineffectiveness	£ 21	£ (24)